Business, Basis of Presentation and Business Combinations (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Oct. 05, 2015	Jun. 30, 2015	May 31, 2015	May 20, 2015
Business Acquisition [Line Items]
Goodwill	$ 221,000	$ 221,000		$ 74,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Tangible assets						$ 727,000
Intangible assets						1,590,000
Goodwill						74,000
Total assets acquired					$ 2,400,000	$ 2,391,000
Primsol Business [Member]
Business Acquisition [Line Items]
Tangible assets			$ 182,000
Intangible assets			1,470,000
Goodwill			147,000
Total assets acquired			$ 1,799,000